Cover	Sep. 17, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39603
Entity Registrant Name	PETRA ACQUISITION, INC.
Entity Central Index Key	0001810560
Entity Tax Identification Number	84-3898466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 West 21st Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	971
Local Phone Number	622-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	PAICU
Security Exchange Name	NASDAQ
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	PAIC
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Trading Symbol	PAICW
Security Exchange Name	NASDAQ